SCHEDULE OF DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Foreign exchange option		$ 3,417		$ 4,417
Foreign Exchange Option [Member]
Offsetting Assets [Line Items]
Foreign exchange option	$ 200		$ 500